Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - Limited Partnership Units [Member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	36,159,646	36,420,154
Stated value	$ 88,321	$ 89,034
Class A and Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	18,061,284	18,321,792
Stated value	$ 49,428	$ 50,141
Class C LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	18,098,362	18,098,362
Stated value	$ 38,893	$ 38,893